UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09571

        Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Senior Income Fund (NSL) April 30, 2005
		Weighted
Principal		Average	Stated	Ratings*

Amount (000)	Description(1)	Coupon	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.6% (83.8% of total assets)
	Aerospace & Defense - 2.7% (1.7% of total assets)
$ 3,855	United Defense Industries Inc., Term Loan B	5.070%	8/13/09	Ba2	BB+	$ 3,862,951
2,449	Vought Aircraft Industries, Inc., Term Loan	5.350%	12/22/11	Ba3	B+	2,487,032
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	5.190%	12/22/10	Ba3	B+	553,636

						6,903,619

	Airlines - 2.4% (1.5% of total assets)
5,954	United Air Lines, Inc., DIP Term Loan (Tranche B) (b)	7.500%	9/30/05	N/R	N/R	5,993,796

	Auto Components - 9.3% (5.7% of total assets)
2,425	Accuride Corporation, Term Loan	5.356%	1/31/10	B2	B+	2,427,247
4,224	Federal-Mogul Corporation, Term Loan A (b)	5.310%	2/24/04	N/R	N/R	3,800,985
5,551	Federal-Mogul Corporation, Term Loan B (b)	5.560%	2/24/05	N/R	N/R	5,059,832
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan (d)	5.890%	4/30/10	B2	B+	1,986,786
1,000	Goodyear Tire & Rubber Company, Term Loan (d)	4.840%	4/30/10	Ba3	BB	1,003,125
1,000	Goodyear Tire & Rubber Company, Third Lien Term Loan (d)	6.640%	3/01/11	B3	B-	952,500
3,046	MetalForming Technologies, Inc., Term Loan A (a)	7.064%	9/30/07	N/R	N/R	2,512,760
1,164	MetalForming Technologies, Inc., Term Loan B (PIK) (a)	8.064%	9/30/07	N/R	N/R	552,716
3,042	Tenneco Automotive Inc., Term Loan B	5.120%	12/12/10	B1	B+	3,105,167
1,466	Tenneco Automotive Inc., Term Loan B-1	5.110%	12/12/10	B1	B+	1,496,049
773	United Components, Inc., Term Loan C	5.290%	6/30/10	B1	BB-	783,967

						23,681,134

	Beverages - 3.3% (2.0% of total assets)
2,077	Constellation Brands, Inc., Term Loan	4.990%	11/30/11	Ba2	BB	2,097,691
6,166	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	5.320%	12/19/10	B1	N/R	6,275,879

						8,373,570

	Building Products - 2.8% (1.7% of total assets)
2,498	Masonite Corporation, Canadian Term Loan	7.250%	3/21/13	B2	BB+	2,501,775
2,502	Masonite Corporation, Term Loan B	6.750%	5/13/11	B2	BB+	2,506,037
1,990	Nortek, Inc., Term Loan B	5.340%	8/27/11	B2	B	2,018,606

						7,026,418

	Chemicals - 6.7% (4.1% of total assets)
575	Celanese Holdings LLC, Delayed Term Loan (e)	0.750%	4/06/11	N/R	B+	9,101
2,423	Celanese Holdings LLC, Term Loan C	5.625%	4/06/11	B1	B+	2,469,018
2,000	GenTek Inc, Term Loan B	5.806%	12/31/10	B2	B+	1,996,563
1,333	Headwaters Incorporated, Second Lien Term Loan	8.650%	9/01/12	B3	B-	1,361,944
1,000	Huntsman International LLC, Term Loan	6.050%	3/31/10	B1	B	1,016,500
4,000	Mosaic Company, Term Loan	4.570%	2/21/12	Ba2	BB+	4,042,500
2,500	PQ Corporation, Term Loan	5.125%	2/11/12	B1	B+	2,531,250
2,000	Rockwood Specialties Group, Inc., Tranche D	5.430%	7/30/12	B1	B+	2,025,625
1,500	Wellman, Inc., First Lien Term Loan	6.743%	2/10/09	B1	B+	1,530,626

						16,983,127

	Commercial Services & Supplies - 4.6% (2.8% of total assets)
1,486	Allied Waste North America, Inc., Letter of Credit	3.100%	3/21/12	B1	BB	1,491,039
4,014	Allied Waste North America, Inc., Term Loan B	5.180%	3/12/21	B1	BB	4,027,424
3,970	National Equipment Services, Inc., Term Loan	8.970%	8/17/10	B3	B	4,054,363
1,930	Williams Scotsman, Inc., Term Loan	5.970%	12/31/06	B1	B+	1,956,792

						11,529,618

	Communications Equipment - 0.8% (0.5% of total assets)
2,000	Conversant, Term Loan B	6.871%	3/30/11	B3	B	2,005,000

	Construction & Engineering - 0.8% (0.5% of total assets)
2,000	Maxim Crane Works, Term Loan C	8.563%	1/28/12	N/R	N/R	2,056,250

	Containers & Packaging - 6.2% (3.8% of total assets)
4,988	Graham Packaging Company, L.P., Term Loan B	5.650%	10/07/11	B2	B	5,059,642
4,000	Graham Packaging Company, L.P., Term Loan C	7.313%	3/15/12	B2	CCC+	4,104,500
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	444,633
3,481	Smurfit-Stone Container Corporation, Term Loan B	4.800%	11/01/11	Ba3	BB-	3,539,999
1,071	Smurfit-Stone Container Corporation, Term Loan C	4.920%	11/01/11	Ba3	BB-	1,089,230
1,474	United States Can Company, Term Loan B	6.940%	1/15/10	B3	B	1,481,147

						15,719,151

	Diversified Telecommunication Services - 4.7% (2.9% of total assets)
3,000	Fairpoint Communications, Inc., Term Loan	5.170%	2/15/12	B1	BB-	3,038,250
1,995	Intelsat, Ltd., Term Loan B	4.630%	7/06/11	B1	BB+	2,011,459
2,000	Qwest Corporation, Term Loan A	7.390%	6/30/07	Ba3	BB-	2,060,625
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	Ba3	BB-	4,888,750

						11,999,084

	Electric Utilities - 1.8% (1.1% of total assets)
1,426	Allegheny Energy Supply Company, LLC, Term Loan	5.610%	3/08/11	Ba3	BB-	1,440,222
2,985	Calpine Construction Finance Company, L.P., Term Loan B	8.860%	8/31/09	B1	B+	3,111,705

						4,551,927

	Electrical Equipment - 0.8% (0.5% of total assets)
1,704	Sensus Metering Systems Inc., Term Loan B-1	5.430%	12/17/10	B2	B+	1,721,391
256	Sensus Metering Systems Inc., Term Loan B-2	5.430%	12/17/10	B2	B+	258,209

						1,979,600

	Energy Equipment & Services - 0.4% (0.3% of total assets)
1,118	Pride Offshore, Inc., Term Loan	4.640%	7/07/11	Ba1	BB+	1,136,506

	Food Products - 2.4% (1.5% of total assets)
5,000	Dole Holding Company, LLC, Term Loan	8.000%	7/22/10	B3	B	5,193,750
913	Michael Foods, Inc., Term Loan B	5.072%	11/20/10	B1	B+	926,443

						6,120,193

	Gas Utilities - 1.2% (0.7% of total assets)
1,125	El Paso Corporation, Deposit-Funded Commitment	2.290%	11/23/09	B3	B-	1,132,656
1,860	El Paso Corporation, Term Loan	5.875%	11/23/09	B3	B-	1,875,629

						3,008,285

	Healthcare Equipment & Supplies - 2.3% (1.4% of total assets)
1,000	Advanced Medical Optics, Inc., Delayed Draw Term Loan (e)	0.250%	7/07/09	B1	BB-	9,375
3,543	Advanced Medical Optics, Inc., Term Loan B	4.840%	6/25/09	B1	BB-	3,597,128
2,272	Kinetic Concepts, Inc., Term Loan B-2	4.850%	8/11/10	Ba3	BB	2,307,871

						5,914,374

	Healthcare Providers & Services - 9.2% (5.6% of total assets)
5,403	Community Health Systems, Inc., Term Loan	4.640%	8/19/11	Ba3	BB-	5,469,824
1,985	IASIS Healthcare LLC, Term Loan B	5.370%	6/22/11	B1	B+	2,018,910
1,002	Quintiles Transnational Corp., Term Loan B	4.840%	6/26/08	B1	BB-	1,007,269
7,000	Select Medical Corporation, Term Loan	4.630%	2/24/12	B1	BB-	6,990,375
2,597	Triad Hospitals, Inc., Term Loan B	5.320%	9/30/08	Ba2	BB	2,642,046
2,993	Vanguard Health Holding Company I, LLC, Initial Sub Tranche 2 Term Loan	6.350%	9/23/11	B2	B	3,052,350
1,990	Vanguard Health Holding Company I, LLC, Term Loan B	6.340%	9/23/11	B2	B	2,029,178

						23,209,952

	Hotels, Restaurants & Leisure - 15.4% (9.5% of total assets)
6,910	24 Hour Fitness Worldwide, Inc., Term Loan B	6.250%	7/01/09	B1	B	7,022,034
623	Ameristar Casinos, Inc., Incremental Term Loan	5.063%	12/20/06	B3	BB	633,015
1,832	Ameristar Casinos, Inc., Term Loan B-1	5.063%	12/20/06	Ba3	BB	1,863,371
1,990	Argosy Gaming Company, Term Loan B	4.850%	7/31/08	Ba1	BB	2,005,754
1,995	Isle of Capri Casinos, Inc., Term Loan	4.609%	4/26/08	Ba2	BB-	2,024,177
4,429	Jack in the Box Inc., Term Loan	4.850%	1/09/10	Ba2	BB	4,497,988
7,990	OpBiz, LLC, Term Loan A	6.100%	8/31/10	B3	B-	8,024,643
19	OpBiz, LLC, Term Loan B (PIK)	6.560%	8/31/10	B3	B-	19,249
1,969	Resorts International, Term Loan B	7.250%	3/03/12	B2	B+	1,987,369
427	Venetian Casino Resort, LLC, Delayed Draw Term Loan (e)	0.750%	6/15/11	B1	B+	1,870
2,073	Venetian Casino Resort, LLC, Term Loan	4.810%	6/15/11	B1	B+	2,087,417
843	Wyndham International, Inc., Term Loan I	7.688%	6/30/06	Caa1	B	844,999
8,057	Wyndham International, Inc., Term Loan II	8.688%	4/01/06	B3	CCC+	8,082,936

						39,094,822

	Household Durables - 1.7% (1.0% of total assets)
4,152	Sealy Mattress Company, Term Loan D	4.940%	4/06/12	B1	B+	4,176,005
5,000	WCI Capital Corp., Term Loan B (a)(b)	0.000%	9/30/07	N/R	N/R	75,000

						4,251,005

	Household Products - 0.8% (0.5% of total assets)
1,980	Prestige Brands, Inc., Term Loan B	5.380%	4/06/11	B1	B+	2,008,874

	Insurance - 3.9% (2.4% of total assets)
9,589	Conseco, Inc., Term Loan	6.564%	6/22/10	B2	BB-	9,776,793

	IT Services - 1.8% (1.1% of total assets)
4,625	Fidelity National, Term Loan B	4.651%	3/09/13	Ba3	BB	4,613,438

	Machinery - 1.4% (0.8% of total assets)
1,482	Dresser-Rand Group Inc., Term Loan	5.360%	10/10/10	B1	B+	1,505,137
1,943	Rexnord Corporation, Replacement Term Loan	6.270%	11/25/09	B1	B+	1,950,828

						3,455,965

	Media - 27.2% (16.6% of total assets)
1,982	Advertising Directory Solutions Inc., Term Loan B	5.070%	11/09/11	B1	BB-	1,989,343
6,242	American Media Operations, Inc., Term Loan C	5.875%	4/01/07	Ba3	B+	6,348,079
1,332	CanWest Media Inc., Term Loan E	5.044%	6/18/09	Ba2	B+	1,348,746
6,000	Century Cable Holdings, LLC, Discretionary Term Loan (b)	7.750%	12/31/09	N/R	N/R	5,944,500
2,000	Century Cable Holdings, LLC, Revolver (b)(f)	6.750%	10/25/10	N/R	N/R	1,969,063
1,640	Century Cable Holdings, LLC, Revolver (b)(f)	6.750%	10/25/10	N/R	N/R	1,614,632
4,963	Charter Communications Operating, LLC, Term Loan B	6.440%	4/07/11	B2	B	4,914,426
2,415	Dex Media East, LLC, Term Loan B	4.600%	11/10/08	Ba2	BB-	2,454,235
4,666	Dex Media West, LLC, Term Loan B	4.780%	3/09/10	Ba2	BB-	4,739,041
1,995	Emmis Operating Company, Term Loan	4.660%	11/10/11	Ba2	B+	2,022,986
2,000	Freedom Communications, Inc., Term Loan B	4.597%	5/18/12	Ba2	BB	2,006,667
1,990	Gray Television, Inc., Term Loan C	4.900%	12/31/10	Ba2	B+	2,016,545
2,438	Lamar Media Corp., Tranche D	4.620%	6/30/10	Ba2	BB-	2,470,718
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.380%	4/12/12	N/R	N/R	5,011,720
2,048	PRIMEDIA Inc., Term Loan B	5.775%	6/30/09	N/R	B	2,061,109
1,990	PRIMEDIA Inc., Term Loan C	7.375%	12/31/09	N/R	B	2,013,009
4,359	R.H. Donnelley Inc., Tranche D	4.800%	6/30/11	Ba3	N/R	4,419,491
3,000	Rainbow Media Holdings LLC, Term Loan	5.690%	3/31/12	N/R	N/R	3,045,312
4,679	Regal Cinemas Corporation, Term Loan	5.093%	11/10/10	Ba3	BB-	4,753,768
1,738	Sun Media Corporation, Term Loan B	5.190%	2/07/09	Ba2	B	1,766,207
3,000	UPC Financing Partnership, Term Loan H2	5.752%	9/30/12	B1	B	3,004,715
2,970	WMG Acquisition Corp., Term Loan	5.320%	2/27/11	B1	B+	2,997,844

						68,912,156

	Metals & Mining - 2.0% (1.3% of total assets)
5,012	Amsted Industries Incorporated, Term Loan B	5.900%	10/15/10	B1	BB-	5,092,104

	Multi-Utilities & Unregulated Power - 1.6% (1.0% of total assets)
875	NRG Energy, Inc., Credit-Linked Deposit	2.993%	12/24/11	Ba3	BB	886,047
1,122	NRG Energy, Inc., Term Loan	5.250%	12/20/11	Ba3	BB	1,136,355
1,995	Reliant Energy, Inc., Term Loan	6.040%	4/30/10	B1	B+	1,997,494

						4,019,896

	Paper & Forest Products - 2.2% (1.4% of total assets)
1,579	Boise Cascade Holdings, LLC, Term Loan D	4.740%	3/29/11	Ba3	N/R	1,595,943
3,000	NewPage Corporation, Term Loan B (d)	6.379%	5/02/05	B1	B	3,018,750
1,000	White Birch Paper Company, Second Lien Term Loan	12.250%	3/31/13	B3	B-	1,006,250

						5,620,943

	Pharmaceuticals - 1.8% (1.1% of total assets)
2,458	Alpharma Operating Corporation, Term Loan A	5.280%	10/05/07	B1	B+	2,452,887
2,000	Talecris Biotherapeutics Inc., Term Loan B	6.170%	3/31/10	N/R	N/R	2,010,000

						4,462,887

	Real Estate - 5.9% (3.6% of total assets)
2,000	General Growth Properties, Inc., Term Loan A	5.110%	10/28/04	Ba2	BB+	2,011,980
4,989	General Growth Properties, Inc., Term Loan B	5.100%	11/12/08	Ba2	BB+	5,029,584
4,900	LNR Property Corp., Term Loan	5.810%	2/03/08	B2	B+	4,926,187
3,000	LNR Property Corp., Term Loan B	8.060%	2/03/08	B2	B+	3,035,000

						15,002,751

	Specialty Retail - 5.6% (3.4% of total assets)
1,363	Micro Warehouse, Inc., Term Loan B (a)(b)(g)	0.000%	1/30/07	N/R	N/R	27,260
3,000	Movie Gallery Inc., Term Loan B (d)	6.140%	4/01/11	B1	B+	3,026,250
6,134	Norwood Promotional Products, Inc., Term Loan A	9.250%	8/16/09	N/R	N/R	6,088,477
5,362	Norwood Promotional Products, Inc., Term Loan B	1.000%	8/16/11	N/R	N/R	2,480,099
2,651	Shemin Holdings Corporation, Term Loan B	6.813%	1/28/07	N/R	N/R	2,611,507

						14,233,593

	Textiles & Apparel - 2.1% (1.3% of total assets)
5,333	Jostens IH Corp., Term Loan C	5.190%	7/29/10	B1	B+	5,418,910

	Trading Companies & Distributors - 0.8% (0.5% of total assets)
2,000	Ashtead Group Public Limited Company, Term Loan	5.063%	11/12/09	N/R	BB-	2,028,750

	Total Variable Rate Senior Loan Interests (cost $352,315,823)					346,184,491

Principal			Stated	Ratings**

Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CORPORATE and MUNICIPAL BONDS - 16.4% (10.0% of total assets)
	Commercial Services & Supplies - 0.1% (0.1% of total assets)
1,215	California Pollution Control Finance Authority, CanFibre of Riverside Project (a)(b)(c)(g)	9.440%	7/01/14	N/R	N/R	157,974
656	California Pollution Control Finance Authority, CanFibre of Riverside Project (a)(b)(c)(g)	9.000%	7/01/19	N/R	N/R	85,306

						243,280

	Hotels, Restaurants & Leisure - 7.4% (4.5% of total assets)
5,350	Mandalay Resort Group	6.450%	2/01/06	Ba2	BB+	5,436,938
1,500	MGM Grand	7.250%	10/15/06	N/R	N/R	1,548,750
7,000	MGM Mirage	9.750%	6/01/07	Ba2	BB-	7,577,500
1,443	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	1,473,664
2,400	Park Place Entertainment	8.875%	9/15/08	Ba2	BB-	2,649,000

						18,685,852

	Household Durables - 1.2% (0.7% of total assets)
3,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	3,045,000

	Machinery - 0.8% (0.5% of total assets)
2,000	Navistar International, Series B	9.375%	6/01/06	Ba3	BB-	2,070,000

	Media - 4.2% (2.6% of total assets)
1,930	AMC Entertainment	9.875%	2/01/12	B3	CCC+	1,939,650
2,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	7.909%	4/01/09	B3	B+	2,050,000
2,500	PRIMEDIA Inc., Floating Rate Note, 5.370% plus three-month LIBOR, 144A	8.580%	5/15/10	B3	B	2,637,500
4,000	WMG Acquisition Corp., Floating Rate Note, 4.375% plus three-month LIBOR, 144A	7.585%	12/15/11	Caa2	B-	4,140,000

						10,767,150

	Oil & Gas - 2.7% (1.6% of total assets)
6,417	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	6,753,894

	Total Corporate And Municipal Bonds (cost $41,683,389)					41,565,176

Shares (000)	Description(1)					Value

	EQUITIES - 0.0% (0.0% of total assets)
	Auto Components - 0.0% (0.0% of total assets)
280	MetalForming Technologies, Inc. (g)					-

	Total Equities (cost $0)					-

	WARRANTS - 0.0% (0.0% of total assets)
	Multi-Utilities & Unregulated Power - 0.0% (0.0% of total assets)
6	Reliant Energy, Inc.					33,862

	Total Warrants (cost $40,254)					33,862

Principal
Amount (000)	Description(1)					Value

	HIGH-GRADE SHORT-TERM INVESTMENTS - 5.8% (3.6% of total assets)
$ 14,672	State Street Bank Euro Dollar Time Deposit, 2.700%, 5/02/05					14,672,270

	Total High-Grade Short-Term Investments (cost $14,672,270)					14,672,270

	Total Investments (cost $408,711,736) - 158.8% (97.4% of total assets)					402,455,799

	Borrowings Payable - (40.6)%+					(103,000,000)

	Other Assets Less Liabilities - (0.0)%					(59,855)

	Taxable Auctioned Preferred Shares, at Liquidation Value (18.2)%					(46,000,000)

	Net Assets Applicable to Common Shares - 100%					$253,395,944

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

The Fund had unfunded loan commitments of $2,002,172 at April 30, 2005.

*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(a)	At or subsequent to April 30, 2005, this issue was non-income producing.

(b)	At or subsequent to April 30, 2005, this issue was under the protection of the federal bankruptcy court.

(c)	On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly.

(d)	Purchased on a when-issued or delayed delivery basis.

(e)	Position represents an unfunded loan commitment outstanding at April 30, 2005. The Fund had unfunded loan commitments of $2,002,172 at April 30, 2005.

(f)	Position represents participation commitment outstanding at April 30, 2005.

The Fund had the following participation commitments outstanding at April 30, 2005:

	Commitment	Market
Counterparty	Amount	Value

Bear, Stearns & Co., Inc.	$2,000,000	$1,969,063
Morgan Stanley	1,640,000	1,614,632

(g)	Investment valued at fair value using methods determined in good faith by, or at the direction of, the Board of
Trustees.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(PIK)	In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.
N/R	Investment is not rated.
+	Borrowings payable as a percentage of total assets is (24.9%).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing certain gains and losses on investment transactions.

At April 30, 2005, the cost of investments was $408,728,486.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

Gross unrealized:
Appreciation	$5,173,724
Depreciation	(11,446,411)

Net unrealized appreciation (depreciation) of investments	$ (6,272,687)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Senior Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.